Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Segment Reporting Information [Line Items]
Net revenues	$ 4,313,586	$ 2,997,760	$ 3,105,246
Operating cost and expenses:
Cost of revenues	(2,050,960)	(1,409,438)	(1,754,291)
Selling and marketing	(660,586)	(444,693)	(466,895)
General and administrative	(1,251,615)	(953,583)	(1,866,573)
Total operating cost and expenses	(3,963,161)	(2,807,714)	(4,087,759)
Operating income/(loss)	350,425	190,046	(982,513)
Total assets	7,531,673	6,392,458	6,034,666
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	4,313,586	2,997,760	3,105,246
Operating cost and expenses:
Cost of revenues	(2,050,960)	(1,409,438)	(1,754,291)
Selling and marketing	(643,746)	(433,402)	(456,113)
General and administrative	(965,561)	(681,589)	(1,506,220)
Total operating cost and expenses	(3,963,161)	(2,807,714)	(4,087,759)
Operating income/(loss)	350,425	190,046	(982,513)
Total assets	3,654,992	2,269,368	2,722,644
Corporate, Non-Segment [Member]
Operating cost and expenses:
Total operating cost and expenses	(302,894)	(283,285)	(371,135)
Total assets	3,876,681	4,123,090	3,312,022
Educational services and test preparation courses [Member]
Operating cost and expenses:
Total assets	2,217,342	1,728,371	2,262,594
Educational services and test preparation courses [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	2,716,174	1,914,865	2,669,020
Operating cost and expenses:
Cost of revenues	(1,027,889)	(793,423)	(1,508,412)
Selling and marketing	(348,121)	(261,606)	(346,508)
General and administrative	(755,074)	(519,765)	(1,362,285)
Total operating cost and expenses	(2,131,084)	(1,574,794)	(3,217,205)
Operating income/(loss)	585,090	340,071	(548,185)
Total assets	2,217,342	1,728,371	2,262,594
Private label products and livestreaming e-commerce and other services [Member]
Operating cost and expenses:
Total assets	831,620	282,558	277,848
Private label products and livestreaming e-commerce and other services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	900,614	557,508	3,003
Operating cost and expenses:
Cost of revenues	(677,270)	(345,211)	(2,476)
Selling and marketing	(124,975)	(45,611)	(6,264)
General and administrative	(77,626)	(34,238)	(18,818)
Total operating cost and expenses	(879,871)	(425,060)	(27,558)
Operating income/(loss)	20,743	132,448	(24,555)
Total assets	831,620	282,558	277,848
Overseas Study Consulting Services [Member]
Operating cost and expenses:
Total assets	119,725	109,422	177,821
Overseas Study Consulting Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	439,744	354,764	325,901
Operating cost and expenses:
Cost of revenues	(214,602)	(179,284)	(165,673)
Selling and marketing	(92,865)	(80,528)	(72,847)
General and administrative	(57,204)	(61,861)	(61,258)
Total operating cost and expenses	(364,671)	(321,673)	(299,778)
Operating income/(loss)	75,073	33,091	26,123
Total assets	119,725	109,422	177,821
Others [Member]
Operating cost and expenses:
Total assets	486,305	149,017	4,381
Others [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	257,054	170,623	107,322
Operating cost and expenses:
Cost of revenues	(131,199)	(91,520)	(77,730)
Selling and marketing	(77,785)	(45,657)	(30,494)
General and administrative	(75,657)	(65,725)	(63,859)
Total operating cost and expenses	(284,641)	(202,902)	(172,083)
Operating income/(loss)	(27,587)	(32,279)	(64,761)
Total assets	$ 486,305	$ 149,017	$ 4,381